SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Other-than-temporary impairment loss for marketable securities
Inventory write-offs included in cost of revenues	1,288	464	1,147
Impairment losses of intangible assets
Impairment losses of goodwill
Provision for estimated sales returns stock rotations and other customer rights	1,776	914
Warranty term	1 year
Governmental grants received	293	369	264
Bank deposits, maximum contractual term	2 years 2 months 12 days
Bank deposits, weighted-average duration of deposits	1 year 9 months 18 days
Bank deposits, weighted-average time to maturity	1 year 6 months
Bad debt expenses	150	200	0
Write-off of bad debts	214	534	7
Term of severance pay entitlement based on period of total employment	1 month
Severance expenses	$ 2,432	$ 2,293	$ 1,945
Anti-dilutive shares excluded from computation of earnings per share amount	2,862,006	2,735,095	1,902,200
S&P rating, A- or higher [Member]
Marketable securities, rating of investment portfolio percentage	98.00%
S&P rating, BBB or BBB+ [Member]
Marketable securities, rating of investment portfolio percentage	2.00%
Financial Instutions Debt Securities [Member]
Marketable securities, percentage of portfolio distrubution	50.00%
Government Debt Securities [Member]
Marketable securities, percentage of portfolio distrubution	4.00%
Corporate Debt Securities [Member]
Marketable securities, percentage of portfolio distrubution	46.00%
Debt Securities [Member]
Marketable securities, maximum percentage investment portfolio from single issuer	2.00%
Israel [Member] | S&P rating, AAA [Member]
Percent of company''s short-term and long-term bank deposits held in major Israeli banks	72.00%
United States [Member] | S&P rating, AAA [Member]
Percent of company''s short-term and long-term bank deposits held in major Israeli banks	28.00%
United States [Member] | Debt Securities [Member]
Marketable securities, percentage of portfolio distrubution	55.00%
Europe [Member] | Debt Securities [Member]
Marketable securities, percentage of portfolio distrubution	20.00%
Other [Member] | Debt Securities [Member]
Marketable securities, percentage of portfolio distrubution	25.00%
Minimum [Member]
Finite-lived intangible assets, estimated useful lives	1 year
Customer support contracts, support period	1 year
Maximum [Member]
Finite-lived intangible assets, estimated useful lives	10 years
Customer support contracts, support period	3 years